Income Taxes (Details) - Schedule of reconciliation of the income tax benefit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the income tax benefit [Abstract]
Income tax benefit at the federal statutory rate	$ (18,404)	$ (11,128)
State income taxes, net of federal income tax benefit	(3,008)	(3,003)
Nondeductible stock-based compensation	1,049	1,094
Expiration of net operating loss and research and development credits	3,244	1,056
Term loan amendment		19
Change in valuation allowance	15,092	14,446
Other permanent items	1,311	4
Research and development credits	(1,110)	(1,110)
Return to provision adjustments	855	(993)
Other, net	1,009	(362)
Provision for income taxes	$ 38	$ 23